CASH AND CASH EQUIVALENTS - Tabular disclosure (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of cash and cash equivalents [line items]
Total cash and cash equivalents	$ 18,597,861	$ 17,032,857	$ 36,642,829	$ 34,025,535
Colombia, Pesos
Disclosure of cash and cash equivalents [line items]
Cash	3,723,337	3,663,165
Deposits in the Colombian central bank	6,795,015	4,541,687
Demand deposits in banks and other financial entities	549,084	1,712,116
Clearing houses	488	2,109
Cash held for specific purposes	1,220,609	1,136,975
Liquidity management	1,312,622	4,013
Total cash and cash equivalents	13,601,155	11,060,065
Foreign currency
Disclosure of cash and cash equivalents [line items]
Cash	85,775	103,696
Demand deposits in banks and other financial entities	4,600,966	5,245,531
Liquidity management	309,965	623,565
Total cash and cash equivalents	$ 4,996,706	$ 5,972,792